Fair Value of Financial Instruments - Changes in Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 20,098	$ 0	$ 0	$ 1,257
Additions	0	0	1,257	22,177
Changes in fair value	1,238	0	0	8,262
Settlements	0	0	0	(11,598)
Ending balance	21,336	0	1,257	20,098
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,000	0	0	1,257
Additions	0	0	1,257	450
Changes in fair value	0	0	0	10,891
Settlements	0	0	0	(11,598)
Ending balance	1,000	0	1,257	1,000
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	19,098	0	0	0
Additions	0	0	0	21,727
Changes in fair value	1,238	0	0	(2,629)
Settlements	0	0	0	0
Ending balance	$ 20,336	$ 0	$ 0	$ 19,098